Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies

Description of Business

Flagstar Bancorp, Inc., is a savings and loan holding company founded in 1993. The Company's business is primarily conducted through its principal subsidiary, Flagstar Bank, FSB (the "Bank"), a federally chartered stock savings bank founded in 1987. We are one of the largest banks headquartered in Michigan. When we refer to "Flagstar", "the Company", "we", "our", or "us," we mean Flagstar Bancorp, Inc. and our consolidated subsidiaries.

The Company is subject to regulation, examination and supervision by the Board of Governors of the Federal Reserve ("Federal Reserve"). The Bank is subject to regulation, examination and supervision by the OCC of the U.S. Department of the Treasury, the CFPB and the FDIC. The Bank is a member of the FHLB of Indianapolis and its deposits are insured by the FDIC through the Deposit Insurance Fund.

Consolidation and Basis of Presentation

The accounting and financial reporting policies of us and our subsidiaries conform to accounting principles generally accepted in the United States. Additionally, where applicable the policies conform to the accounting and reporting guidelines prescribed by regulatory authorities. Certain prior period amounts have been reclassified to conform to the current period presentation. The preparation of the Consolidated Financial Statements, requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, revenues and expenses and disclosures of contingent assets and liabilities. Actual results could be materially different from these estimates.

Subsequent Events

We have evaluated all subsequent events for potential recognition and disclosure through the filing date of this Form 10-K.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from correspondent banks and the FRB, and short-term investments that have a maturity at the date of acquisition of three months or less and are readily convertible to cash.

Investment Securities

We measure securities classified as AFS at fair value, with unrealized gains and losses, net of tax, included in other comprehensive income (loss) in stockholders’ equity. We recognize realized gains and losses on AFS securities when securities are sold. The cost of securities sold is based on the specific identification method. Any gains or losses realized upon the sale of a security are reported in other noninterest income in the Consolidated Statements of Operations. The fair value of investment securities is based on observable market prices, when available. If observable market prices are not available, our valuations are based on alternative methods, including: quotes for similar fixed-income securities, matrix pricing, or discounted cash flow methods. The fair values, obtained through an independent third party utilizing a pricing service, are compared to independent pricing sources on a quarterly basis. For further information, see Note 2 - Investment Securities and Note 22 - Fair Value Measurements.

Investment securities HTM are carried at amortized cost and adjusted for amortization of premiums and accretion of discounts using the interest method. Transfers of investment securities into the HTM category from the AFS category are accounted for at fair value at the date of transfer. Any related unrealized holding gain (loss), net of tax, that was included in the transfer is retained in other comprehensive income (loss) and is amortized as an adjustment to interest income over the remaining life of the securities.

We evaluate AFS and HTM investment securities for OTTI on a quarterly basis. An OTTI is considered to have occurred when the fair value of a debt security is below its amortized costs and we (1) have the intent to sell the security, (2) will more likely than not be required to sell the security before recovery of its amortized cost, or (3) does not expect to recover the entire amortized cost basis of the security. Investments that have an OTTI are written down through a charge to earnings for the amount representing the credit loss on the security. Gains and losses related to all other factors are recognized in other comprehensive income (loss). For the years ended December 31, 2015 through December 31, 2017, we did not recognize any OTTI losses.

Investment securities transactions are recorded on the trade date for purchases and sales. Interest earned on investment securities, including the amortization of premiums and the accretion of discounts are determined using the effective interest method over the period of maturity, recorded in interest income in the Consolidated Statements of Operations. For further information, see Note 2 - Investment Securities.

Loans Held-for-Sale

We classify loans as LHFS when we originate or purchase loans that we intend to sell. We have elected the fair value option for the majority of our LHFS. We estimate the fair value of mortgage loans based on quoted market prices for securities backed by similar types of loans, where available, or by discounting estimated cash flows using observable inputs inclusive of interest rates, prepayment speeds and loss assumptions for similar collateral. LHFS that are recorded at lower of cost or fair value may be carried at fair value on a nonrecurring basis when the fair value is less than cost. For further information, see Note 22 - Fair Value Measurements.

Loans that are transferred into the LHFS portfolio from the LHFI portfolio, due to a change in intent, are recorded at the lower of cost or fair value. Gains or losses recognized upon the sale of loans are determined using the specific identification method.

Loans Held-for-Investment

We classify loans that we have the intent and ability to hold for the foreseeable future or until maturity as LHFI. Loans held-for-investment are reported at their amortized cost, which includes the outstanding principal balance adjusted for any unamortized premiums, discounts, deferred fees and costs. Premiums and discounts on purchased loans and non-refundable loan origination and commitment fees, net of direct costs of originating or acquiring loans, are deferred and recognized over the estimated lives of the related loans as an adjustment to the loans’ effective yield, which is included in interest income on loans in the Consolidated Statements of Operations.

Loans originally classified as LHFS, for which we have elected the fair value option, and subsequently transferred to LHFI continue to be measured and reported at fair value on a recurring basis. Changes in fair value are recorded to other noninterest income on the Consolidated Statements of Operations. The fair value of these loans is determined using the same methods described above for LHFS. For further information, see Note 22 - Fair Value Measurements.

When loans originally classified as LHFS or as LHFI are reclassified due to a change in intent or ability to hold, cash flows associated with the loans are classified in the Consolidated Statements of Cash Flows as operating or investing, as appropriate, in accordance with the initial classification of the loans.

Past Due and Impaired Loans

Loans are considered to be past due when any payment of principal or interest is 30 days past the scheduled payment date. While it is the goal of management to collect on loans, we attempt to work out a satisfactory repayment schedule or modification with past due borrowers and will undertake foreclosure proceedings if the delinquency is not satisfactorily resolved. Our practices regarding past due loans are designed to both assist borrowers in meeting their contractual obligations and minimize losses incurred by the bank.

We cease the accrual of interest on all classes of consumer and commercial loans upon the earlier of, becoming 90 days past due, or when doubt exists as to the ultimate collection of principal or interest (classified as nonaccrual or nonperforming loans). When a loan is placed on nonaccrual status, the accrued interest income is reversed and the loan may only return to accrual status when principal and interest become current and are anticipated to be fully collectible.

Loans are considered impaired if it is probable that payment of interest and principal will not be made in accordance with the original contractual terms of the loan agreement or when any portion of principal or interest is 90 days past due. This classification includes both performing and nonperforming modified loans. For further information, see Note 4 - Loans Held-for-Investment.

When a loan is considered impaired, the accrual of interest income is discontinued until the receipt of principal and interest is no longer in doubt. Interest income is recognized on impaired loans using a cost recovery method unless amounts contractually due are not in doubt. Cash received on impaired loans are applied entirely against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income.

Loan Modifications (Troubled Debt Restructurings)

We may modify certain loans in both our consumer and commercial loan portfolios to retain customers or to maximize collection of the outstanding loan balance. We have programs designed to assist borrowers by extending payment dates or reducing the borrower's contractual payments. All loan modifications are made on a case-by-case basis. Our standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations. TDRs result in those instances in which a borrower demonstrates financial difficulty and for which a concession has been granted, which includes reductions of interest rate, extensions of amortization period, principal and/or interest forgiveness and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of collateral. These loans are classified as nonperforming TDRs if the loan was nonperforming prior to the restructuring, or based upon the results of a contemporaneous credit evaluation. Such loans will continue on nonaccrual status until the borrower has established a willingness and ability to make the restructured payments for at least six months, after which they will be classified as performing TDRs and begin to accrue interest. Performing and nonperforming TDRs remain impaired as interest and principal will not be received in accordance with the original contractual terms of the loan agreement.

Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, but may give rise to potential incremental losses. We measure impairments using a discounted cash flow method for performing TDRs and measure impairment based on collateral values for nonperforming TDRs.

Allowance for Loan Losses

The allowance for loan losses represents management's estimate of probable losses in our LHFI portfolio, excluding loans carried under the fair value option. We establish an allowance when (a) available information indicates that it is probable that a loss has occurred and (b) the amount of the loss can be reasonably estimated. The allowance provides for probable losses that have been identified with specific customer relationships (individually evaluated) and for probable losses believed to be inherent in the loan portfolio but that have not been specifically identified (collectively evaluated). Management assigns qualitative factors to each loan portfolio segment based on consideration of the following factors: changes in lending policies and procedures, changes in economic and business conditions, changes in the nature and volume of the portfolio, changes in lending management, changes in credit quality statistics, changes in the quality of the loan review system, changes in the value of underlying collateral for collateral-dependent loans, changes in concentrations of credit, and other internal or external factor changes.

A specific allowance is established on impaired loans when it is probable all amounts due will not be collected pursuant to the original contractual terms of the loan and the recorded investment in the loan exceeds its fair value. The required allowance is measured using either the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral less estimated disposal costs if the loan is collateral dependent.

A general allowance is established for losses inherent on non-impaired loans by segmenting the portfolio based upon common risk characteristics. The general loss is then determined by using a historical loss model which utilizes our loss history by specific product, or if the product is not sufficiently seasoned, per readily available industry peer loss data. The loss model utilizes a loss emergence period that represents the average amount of time between when the loss event first occurs and when the specific loan is charged-off. In addition to the loss history or peer data, we also include a qualitative adjustment that considers economic risks, industry and geographic concentrations and other factors not adequately captured in our methodology.

Consumer loans secured by real estate are charged-off to the estimated fair value of the collateral when a loss is confirmed or at 180 days past due, whichever is sooner. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure or receipt of an asset valuation indicating a collateral deficiency and the asset is the sole source of repayment. For consumer loans not secured by real estate, the charge-off is taken upon the earlier of the confirmation of a loss or 120 days past due.

Commercial loans are evaluated on a loan level basis and either charged-off or written down to net realizable value if a loss confirming event has occurred. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure, or receipt of an asset valuation indicating a collateral deficiency and that asset is the sole source of repayment.

Transfers of Financial Assets

Our recognition of gain or loss on the sale of loans for which we surrender control is accounted for as a sale to the extent that 1) the transferred assets are legally isolated from us or our consolidated affiliates, even in bankruptcy or other receivership, 2) the transferee has the right to pledge or exchange the assets with no conditions that constrain the transferee and provide more than a trivial benefit to the Company, and 3) we do not maintain the obligation or unilateral ability to reclaim or repurchase the assets. If the sale criteria are met, the transferred financial assets are removed from the Consolidated Statements of Financial Condition and a gain or loss on sale is recognized.

Variable Interest Entities

An entity that has a controlling financial interest in a variable interest entity ("VIE") is referred to as the primary beneficiary and consolidates the VIE. An entity is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. For further information, see Note 7 - Variable Interest Entities.

Repossessed Assets

Repossessed assets include one-to-four family residential property, commercial property and one-to-four family homes under construction that were acquired through foreclosure or acceptance of a deed-in-lieu of foreclosure. Repossessed assets are initially recorded in other assets at the estimated fair value of the collateral less estimated costs to sell. Losses arising from the initial acquisition of such properties are charged against the ALLL at the time of transfer. Subsequent valuation adjustments to reflect fair value, as well as gains and losses on disposal of these properties, are charged to other noninterest expense within noninterest expense in the Consolidated Statements of Operations as incurred. For further information, see Note 6 - Repossessed Assets and Note 22 - Fair Value Measurements.

Loans with Government Guarantees

We originate government guaranteed loans which are pooled and sold as Ginnie Mae MBS. Pursuant to Ginnie Mae servicing guidelines, we have the unilateral right to repurchase loans 90 days or more past due securitized in Ginnie Mae pools. As a result, once the delinquency criteria have been met, and regardless of whether the repurchase option has been exercised, we account for the loans as if they had been repurchased. We recognize the loans and corresponding liability as loans with government guarantees and other liabilities, respectively, in the Consolidated Statements of Financial Condition. If the loan is repurchased, the liability is cash settled and the loan with government guarantee remains. Once repurchased, we may collect losses through a claims process with the government agency, as an approved lender.

Federal Home Loan Bank Stock

We own stock in the FHLB of Indianapolis as required to permit us to obtain membership in and to borrow from the FHLB. No market quotes exist for the stock. The stock is redeemable at par and is carried at cost.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation. Land is carried at historical cost. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets which generally ranges from three to thirty years. Capitalized software is amortized on a straight-line basis over its useful life, which generally ranges from three to seven years. Software expenditures, repair and maintenance costs that are considered general, administrative, or of a maintenance nature are expensed as incurred.

Mortgage Servicing Rights

We purchase and originate mortgage loans for sale to the secondary market and sell the loans on either a servicing-retained or servicing-released basis. If we retain the right to service the loan, an MSR is created at the time of sale which is recorded at fair value. We use an internal valuation model that utilizes an option-adjusted spread and other assumptions to determine the fair value of MSRs which include anticipated prepayment speeds (also known as the constant prepayment rate), product type (i.e., conventional, government, balloon), fixed or adjustable rate of interest, interest rate, term (i.e., 15 or 30 years), servicing costs per loan, discount rate and estimate of ancillary income such as late fees and prepayment fees.
Management obtains third-party valuations of the MSR portfolio on a quarterly basis from independent valuation services to assess the reasonableness of the fair value calculated by our internal valuation model. Changes in the fair value of our mortgage servicing rights are reported on the Consolidated Statements of Operations in net return on mortgage servicing. For further information, see Note 10 - Mortgage Servicing Rights and Note 22 - Fair Value Measurements.

We periodically enter into agreements to sell certain of our MSRs, which qualify as sales transactions. A transfer of servicing rights related to loans previously sold qualifies as a sale at the date on which title passes, if substantially all risks and rewards of ownership have irrevocably passed to the transferee and any protection provisions retained by the transferor are minor and can be reasonably estimated. In addition, if a sale is recognized and only minor protection provisions exist, a liability is accrued for the estimated obligation associated with those provisions.

Servicing Fee Income

Servicing fee income, late fees and ancillary fees received on loans for which we own the MSR, are included in the net return on mortgage servicing asset line of the Consolidated Statements of Operations. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. Subservicing fees, which are included in loan administration income on the Consolidated Statements of Operations are based on a contractual monthly amount per loan including late fees and other ancillary income.

Derivatives

We utilize derivative instruments to manage the fair value changes in our MSRs, interest rate lock commitments and LHFS portfolio which are exposed to price and interest rate risk, facilitate asset/liability management, minimize the variability of future cash flows on long-term debt, and to meet the needs of our customers. All derivatives are recognized on the Consolidated Statements of Financial Condition as other assets and liabilities, as applicable, at their estimated fair value. For those derivatives designated as qualified cash flow hedges, changes in the fair value of the derivatives, to the extent effective as a hedge, are recorded in accumulated other comprehensive income, net of income taxes, and reclassified into earnings concurrently with the earnings of the hedged item. For derivative instruments designated as qualified fair value hedges, which are used to hedge the exposure of fair value changes of an asset or liability attributable to a particular risk, the gain or loss on the derivative instrument, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in current earnings during the period of the change in fair values. For all other derivatives, changes in the fair value of the derivative are recognized immediately in earnings. A majority of these derivatives are subject to master netting agreements and cleared through a Central Counterparty Clearing House, which mitigates non-performance risk with counterparties and enables us to settle activity on a net basis.

We use interest rate swaps, swaptions, futures, and forward loan sale commitments to mitigate the impact of fluctuations in interest rates and interest rate volatility on the fair value of the MSRs. These derivatives are not designated as qualifying hedges. Accordingly, changes in their fair value are reflected in current period earnings under the net return on mortgage servicing asset. These derivatives are valued based on quoted prices for similar assets in an active market with inputs that are observable.

We also enter into various derivative agreements with customers and correspondents in the form of interest-rate lock commitments and forward purchase contracts which are commitments to originate or purchase mortgage loans whereby the interest rate on the loan is determined prior to funding and the customers have locked into that interest rate. The derivatives are valued using internal models that utilize market interest rates and other unobservable inputs. Changes in the fair value of these commitments due to fluctuations in interest rates that are to be originated to our LHFS portfolio are economically hedged through the use of forward loan sale commitments of MBS. The gains and losses arising from this derivative activity are reflected in current period earnings under the net gain on loan sales. Interest rate lock commitments are valued using internal models with significant unobservable market parameters. Forward loan sale commitments are valued based on quoted prices for similar assets in an active market with inputs that are observable.

At certain times we may also enter into various derivative agreements with correspondents in the form of forward purchase contracts at the time the correspondent customer enters into an interest-rate lock commitment. The derivatives are valued using internal models that utilize market interest rates and other unobservable inputs.

We utilize interest rate swaps to hedge the forecasted cash flows from our underlying variable-rate FHLB advances and forecasted FHLB advances in qualifying cash flow hedge accounting relationships. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income on the Consolidated Statement of Financial Condition and reclassified into interest expense concurrently with the interest expense on the debt. Interest rate swaps are valued based on quoted prices for similar assets in an active market with inputs that are observable. These hedges are evaluated for effectiveness using regression analysis at the time they are designated and throughout the hedge period. For forecasted FHLB advances being hedged, we evaluate the likelihood of the transaction occurring based on the current facts and circumstances each reporting period to ensure the hedge relationship still qualifies for hedge accounting. If we de-designate a hedge relationship or determine that an interest rate swap no longer qualifies for hedge accounting changes in fair value are no longer recorded in other comprehensive income. If the hedged item remains probable to occur, the effective amounts previously recorded in other comprehensive income are recognized in earnings over the remaining life of the hedged item as an adjustment to yield.

We also utilize interest rate swaps to manage fair value changes of our fixed-rate FHLB advances in a qualifying fair value hedge accounting relationship. Changes in the fair value of derivatives designated as fair value hedges, as well as the change in fair value of the hedged item, are recognized in current period earnings. The corresponding adjustment is recorded as a basis adjustment to the hedged item and hedging instrument. Interest rate swaps are valued based on quoted prices for similar assets in an active market with inputs that are observable. These hedges are evaluated for effectiveness using regression analysis at the time they are designated and throughout the hedge period. If the Company determines an interest rate swap no longer qualifies for fair value hedge accounting or is de-designated, the hedged item will no longer be adjusted for changes in fair value and the amounts previously recorded as a basis adjustment are recognized in earnings over the remaining life of the hedged item as an adjustment to yield.

If a previously hedged item is extinguished or sold, the remaining unamortized balance in other comprehensive income balance for prior cash flow hedges and the remaining basis adjustment of the hedged item for prior fair value hedges will be reclassified to current period earnings.

To assist our customers in meeting their needs to manage interest rate risk, we enter into interest rate swap derivative contracts. To economically hedge this risk, we enter into offsetting derivative contracts to effectively eliminate the interest rate risk associated with these contracts.

For additional information regarding the accounting for derivatives, see Note 11 - Derivative Financial Instruments and for additional information on recurring fair value disclosures, see Note 22 - Fair Value Measurements.

Income Taxes

We evaluate two components of income tax expense: current and deferred. Current income tax expense represents our estimated taxes to be paid or refunded for the current period. Deferred taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. DTAs and liabilities are measured using enacted tax rates that will apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on DTAs and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We evaluate our DTAs to determine if, based on all available evidence, it is more likely than not that they will be realized. If it is determined that it is more likely than not that the deferred taxes will not be realized, we establish a valuation allowance. For further information, see Note 19 - Income Taxes.

Representation and Warranty Reserve

When we sell mortgage loans into the secondary mortgage market, we make customary representations and warranties to the purchasers about various characteristics of each loan, such as the manner of origination, the nature and extent of underwriting standards applied and the types of documentation being provided. For eligible loans sold to the Agencies after December 31, 2014, these representations and warranties generally expire after 36 months. Typically, all other representations and warranties are in place for the life of the loan. If a defect in the origination process is identified, we may be required to either repurchase the loan, pay a fee or indemnify the purchaser for losses it sustains on the loan. If there are no such defects, the Company has no liability to the purchaser for losses it may incur on such loan. Upon the sale of a loan, the Company recognizes a liability for that guarantee at its fair value as a reduction of our net gain on loan sales. Subsequent to the sale, the liability is re-measured on an ongoing basis based upon an estimate of probable future losses. In each case, these estimates are based on our most recent data including loss severity on repurchased and indemnified loans, repurchase requests and other factors. Changes to our previous estimates are recorded in the representation and warranty (provision) benefit in the Consolidated Statements of Operations.

Advertising Costs

Advertising costs are expensed in the period they are incurred and are included as part of other noninterest expense in the Consolidated Statements of Operations. Advertising expenses totaled $16 million, $11 million, and $9 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Stock-Based Compensation

All share-based payments to employees, including grants of employee stock options and restricted stock units, are classified as equity with expenses being recognized in compensation and benefits in the Consolidated Statements of Operations based on their fair values. The amount of compensation is measured at the grant date and is expensed over the requisite service period, which is normally the vesting period, and for the year ended December 31, 2017, any forfeitures were recognized as they occurred. In addition to share-based payments to employees, the discount provided to employees through the Employee Stock Purchase Plan is also recognized as stock-based compensation. For further information, see Note 18 - Stock-Based Compensation.

Department of Justice Litigation Settlement

The executed settlement agreement with the DOJ representing the obligation to make future additional payments establishes a legally enforceable contract with a stipulated payment plan that meets the definition of a financial liability. We have elected the fair value option to account for this financial liability included in other liabilities on the Consolidated Financial Statements. For additional information on the valuation of the DOJ litigation settlement, see Note 22 - Fair Value Measurements.

Recently Issued Accounting Pronouncements

Adoption of New Accounting Standards

We adopted the following accounting standard updates (ASU) during 2017, none of which had a material impact to our financial statements:

Standard	Description	Effective Date
ASU 2016-17	Consolidation (Topic 810): Interests Held Through Related Parties That are Under Common Control	January 1, 2017
ASU 2016-09	Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting	January 1, 2017
ASU 2016-07	Investments - Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting	January 1, 2017
ASU 2016-06	Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments	January 1, 2017
ASU 2016-05	Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Relationships	January 1, 2017

Accounting Standards Issued But Not Yet Adopted

The following ASUs have been issued and are expected to result in a significant change to our significant accounting policies and/or have a significant financial impact:

Derivatives and Hedging - In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The amendments were designed to more closely align hedge accounting requirements with users’ risk management strategies. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and early adoption is permitted. The Company has early adopted this ASU during the first quarter of 2018. The guidance provides a broader range of hedge accounting opportunities and simplifies documentation requirements for our existing cash flow hedge relationships. In conjunction with adoption of this ASU, the Company elected to transfer $144 million of investment securities from HTM to AFS during the first quarter of 2018, as permitted by the standard.

Credit Losses - In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The ASU alters the current method for recognizing credit losses. Currently, an institution uses the incurred loss method, whereas the new guidance requires financial assets to be presented at the net amount expected to be collected (i.e., net of expected credit losses). The measurement of expected credit losses should be based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. We have established an internal steering committee to lead the implementation efforts. The steering committee is in the process of evaluating control and process framework, data, model, and resource requirements and areas where modifications will be required. We are currently evaluating the impact adoption of the guidance will have on our Consolidated Financial Statements, and highlight that any impact will be contingent upon the underlying characteristics of the affected portfolio and macroeconomic and internal forecasts at adoption date.

Leases - In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842): Section A - Leases: Amendments to the FASB Accounting Standards Codification, Section B - Conforming Amendments Related to Leases: Amendment to the FASB Accounting Standards Codification, Section C - Background Information and Basis For Conclusions. Lessees will need to recognize substantially all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting. ASU 2016-02 is effective retrospectively for fiscal years beginning after December 15, 2018 and early adoption is permitted. The guidance in ASU 2016-02 supersedes Topic 840, Leases. Upon adoption and implementation, we expect to gross up assets and liabilities due to the recognition of lease liabilities and right-of-use assets associated with the underlying lease contracts. While we do not expect the adoption of the guidance to have a material impact on our Consolidated Statements of Operations given our current inventory of leases, review is ongoing and we will continue to evaluate the impact to the Consolidated Statements of Financial Condition and to capital.

Revenue from Contracts with Customers - In May 2014, FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)." Under the amended guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration in exchange for those goods or services. The FASB continued to release new accounting guidance related to the adoption of this standard which was also evaluated during the implementation process. We will implement the revenue recognition guidance in the first quarter of 2018 utilizing the cumulative-effect approach at the date of adoption with no restatement of comparative periods presented. Lease contracts and financial instruments, which include loans and securities, are excluded from the scope of this standard. We have determined the amount of in scope revenue, which primarily relates to deposit account fees, asset management fees and certain commissions, to be less than 3 percent of total revenue. The recognition of revenue for in scope items is not anticipated to have a material impact on the financial statements or the associated disclosures.

The following ASUs have been issued and are not expected to have a material impact on our Consolidated Financial Statements and/or significant accounting policies:

Standard	Description	Effective Date
ASU 2018-02	Income Statement-Reporting Comprehensive Income (Topic 220); Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	January 1, 2019
ASU 2017-11
Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope.
January 1, 2019
ASU 2017-10	Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services (a consensus of the FASB Emerging Issues Task Force)	January 1, 2018
ASU 2017-09	Update 2017-09—Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting	January 1, 2018
ASU 2017-08	Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities	January 1, 2019
ASU 2017-07	Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost	January 1, 2018
ASU 2017-06	Plan Accounting - Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), Health and Welfare Benefit Plans (Topic 965): Employee Benefit Plan Master Trust Reporting	January 1, 2019
ASU 2017-05
Other Income - Gains and Losses from the De-recognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Non-financial Assets
January 1, 2018
ASU 2017-04	Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment	January 1, 2020
ASU 2017-01	Business Combinations (Topic 805): Clarifying the Definition of a Business	January 1, 2018
ASU 2016-18	Statement of Cash Flows (Topic 230): Restricted Cash	January 1, 2018
ASU 2016-16	Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory	January 1, 2018
ASU 2016-15	Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments	January 1, 2018
ASU 2016-04	Liabilities - Extinguishment of Liabilities (Subtopic 504-20): Recognition of Breakage for Certain Prepaid Stored-Value Products	January 1, 2018
ASU 2016-01	Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities	January 1, 2018